MORGAN STANLEY INDIA INVESTMENT FUND, INC.

DIRECTORS AND OFFICERS
BARTON M. BIGGS
CHAIRMAN OF THE BOARD OF DIRECTORS

RONALD E. ROBISON
PRESIDENT AND DIRECTOR

GAETAN BOUIC II
DIRECTOR

JOHN S.Y. CHU
DIRECTOR

CLIFFORD D'SOUZA
DIRECTOR

GERARD E. JONES
DIRECTOR

NILESH JOSHI
DIRECTOR

MARIE JOSEPH RAYMOND LAMUSSE
DIRECTOR

FERGUS REID
DIRECTOR

STEFANIE V. CHANG
VICE PRESIDENT

LORRAINE TRUTEN
VICE PRESIDENT

JAMES W. GARRETT
TREASURER

MARY E. MULLIN
SECRETARY

BELINDA A. BRADY
ASSISTANT TREASURER

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN CHASE BANK
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
3 CHASE METROTECH CENTER
BROOKLYN, NEW YORK 11245

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE ROGERS & WELLS LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITOR
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.

(C) 2002 MORGAN STANLEY

THIRD QUARTER REPORT

September 30, 2002

[MORGAN STANLEY LOGO]

Morgan Stanley India Investment Fund, Inc.

Morgan Stanley
Investment Management Inc.
Investment Adviser

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

Overview

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 1.94% compared to -5.61% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the"Index"). On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $8.56, representing a 20.1% discount to the Fund's net asset value per share.

MARKET REVIEW

The July-September period turned out to be the worst quarter for global equities since the third quarter of 1974 - back when the last great momentum bull market had collapsed. The nearly 30% decline in global equities year-to-date puts 2002 on course (barring a fourth quarter miracle) to be the third consecutive year of negative returns for global equities - the first such sequence since the Great Depression.

The magnitude of the fall turned so severe in the third quarter that it was virtually impossible for emerging markets not to be dragged down by the general aversion towards equities. In fact, one of the defining features of the past quarter was that the few winning strategies of the year were unwound. Even the star performers like Korea saw the year-to-date gains completely eliminated.

In the Indian context, this trend of a reversal in the winning strategies manifested itself in share prices of public sector and automobile companies. Though the sell-off in public sector stocks was triggered by the slowdown in the privatization process, the extremely sharp negative reaction that followed could partly be explained by nervous investors keen to cash out at the slightest hint of trouble. Similarly, a negative shift at the margin in the dynamics of the two-wheel industry following the poor monsoon and signs of increased competition, led to a pronounced correction in the share prices of all the companies in the sector. Like public sector companies, the two-wheel sector had come to be popular with investors, being a source of positive contribution to the performance of many a portfolio and so vulnerable to any trend towards cashing in profits.

MARKET OUTLOOK

Still, in spite of such disappointments, at an overall level the Indian market did manage to relatively outperform most other emerging markets. Meanwhile, we do not see any reason to deviate from the strategy of buying companies with supportive valuations, positive dynamics and high quality management. This has helped the Fund consistently outperform the relevant benchmarks over the years, and we think that when the markets do turn for the better, the Fund should be positioned to take part in any potential upside. Our outlook is that the market is finding meaningful support at current levels and should be able to more than participate in any global equity market revival.

OTHER DEVELOPMENTS

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine months ended September 30, 2002, the Fund repurchased 517,410 of its shares at an average discount of 17.34% from net asset value per share. Since the inception of the program, the Fund has repurchased 8,352,210 of its shares at an average discount of 30.18% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                October 2002
----------------------------------------------------------------------------
THE FUND ANNOUNCED IN SEPTEMBER 2002, THAT IT WILL BE MANAGED BY THE EMERGING MARKETS EQUITY TEAM. CURRENT MEMBERS OF THE TEAM, ALL OF MORGAN STANLEY INVESTMENT MANAGEMENT, INCLUDE RUCHIR SHARMA, AN EXECUTIVE DIRECTOR, SRIDHAR SIVARAM, A VICE PRESIDENT AND AMAY HATTANGADI.

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

September 30, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)


                                                        TOTAL RETURN (%)
                            --------------------------------------------------------------------------
                                 MARKET VALUE(1)        NET ASSET VALUE(2)            INDEX(3)
                            --------------------------------------------------------------------------
                                            AVERAGE                  AVERAGE                   AVERAGE
                            CUMULATIVE       ANNUAL   CUMULATIVE      ANNUAL    CUMULATIVE      ANNUAL
------------------------------------------------------------------------------------------------------
Year-to-Date                       (0.91)%       --          1.94%        --         (5.61)%        --
One Year                           18.31      18.31%        18.79      18.79%        11.13       11.13%
Five Year                          (2.33)     (0.47)        30.05       5.40        (34.85)      (8.21)
Since Inception*                  (20.45)     (2.63)        (0.38)     (0.04)       (52.78)      (8.36)

Past performance is not predictive of future performance.

[CHART]

Returns and Per Share Information

                                                                                                                   NINE MONTHS
                                                                                                                       ENDED
                                                     YEAR ENDED DECEMBER 31,                                       SEPTEMBER 30,
                              ----------------------------------------------------------------------------------- --------------
                               1994*       1995       1996      1997      1998       1999       2000       2001       2002
                               ----        ----       ----      ----      ----       ----       ----       ----       ----
Net Asset Value Per Share     $ 13.99    $  8.91    $  8.81   $  8.83   $  9.19    $ 22.59     $ 13.92    $ 10.53    $ 10.72
Market Value Per Share        $ 11.25    $  9.13    $  9.50   $  8.38   $  6.75    $ 16.50     $ 11.06    $  8.65    $  8.56
Premium/(Discount)              (19.6)%      2.5%       7.8%     (5.1)%   (26.6)%    (27.0)%     (20.5)%    (17.9)%    (20.1)%
Income Dividends                   --         --         --        --        --         --          --    $  0.23    $  0.01
Capital Gains Distributions   $  0.17         --         --        --        --         --     $  1.60    $  0.84         --
Fund Total Return(2)             0.72%    (36.31)%    (1.12)%    0.23%     4.08%    145.81%     (29.68)%   (14.52)%     1.94%
Index Total Return(3)           (7.88)%   (31.53)%    (6.49)%    6.43%   (20.98)%    88.41%     (27.73)%   (25.82)%    (5.61)%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index of 100 companies expressed in U.S. dollar terms.

 *  The Fund commenced operations on February 25, 1994.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

September 30, 2002 (Unaudited)

PORTFOLIO SUMMARY

Allocation of Total Investments

[CHART]

Equity Securities       95.2%
Short-Term Investments   4.8%

Industries

[CHART]

IT Consulting & Services     14.6%
Banks                         9.5%
Pharmaceuticals               9.1%
Automobiles                   8.9%
Metals & Mining               5.6%
Other                        52.3%

TEN LARGEST HOLDINGS*

                                                          PERCENT OF
                                                          NET ASSETS
--------------------------------------------------------------------
1.      State Bank of India Ltd.                                7.7%
2.      Infosys Technologies Ltd.                               7.1
3.      Hero Honda Motors Ltd.                                  6.9
4.      Wipro Ltd.                                              5.5
5.      Container Corp. of India Ltd.                           4.3
6.      Housing Development Finance Corp., Ltd.                 3.6
7.      Ranbaxy Laboratories Ltd.                               3.4
8.      Bharat Heavy Electricals Ltd.                           3.3
9.      ITC Ltd.                                                3.3
10      Hindustan Lever Ltd.                                    3.0
                                                               -----
                                                               48.1%
                                                               =====

 * Excludes Short-Term Investments

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

STATEMENT OF NET ASSETS

September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS


                                                                    VALUE
                                                SHARES              (000)
-------------------------------------------------------------------------
COMMON STOCKS (95.0%)
(UNLESS OTHERWISE NOTED)
-------------------------------------------------------------------------
AUTO COMPONENTS (0.0%)
    Apollo Tyres Ltd.                            2,075        $         5
    Patheja Forgings & Auto Ltd.               450,000 (a)             --@
-------------------------------------------------------------------------
                                                                        5
=========================================================================
AUTOMOBILES (8.9%)
    Hero Honda Motors Ltd.                   2,205,322             11,857
    Tata Engineering & Locomotive
     Co., Ltd.                               1,274,725              3,490
-------------------------------------------------------------------------
                                                                   15,347
=========================================================================
BANKS (9.5%)
    HDFC Bank Ltd.                             257,279              1,165
    HDFC Bank Ltd. ADR                         135,300              1,920
    State Bank of India Ltd.                 2,734,016             13,347
-------------------------------------------------------------------------
                                                                   16,432
=========================================================================
BIOTECHNOLOGY (0.3%)
    Shantha Biotechnics PCL                    500,000 (a)            569
=========================================================================
CHEMICALS (4.3%)
    Asian Paints (India) Ltd.                  338,584              2,385
    ICI (India) Ltd.                            25,000                 52
    Indo Gulf Corp., Ltd.                    1,577,190              1,473
    Reliance Industries Ltd.                   663,000              3,541
-------------------------------------------------------------------------
                                                                    7,451
=========================================================================
COMMERCIAL SERVICES & SUPPLIES (0.4%)
    Xerox Modicorp Ltd.                        718,225 (a,b)          743
=========================================================================
CONSTRUCTION & ENGINEERING (1.1%)
    Larsen & Toubro Ltd.                       537,000              1,860
=========================================================================
CONSTRUCTION MATERIALS (2.6%)
    Gujarat Ambuja Cements Ltd.                995,699              3,367
    Gujarat Ambuja Cements Ltd. GDR            305,000              1,075
-------------------------------------------------------------------------
                                                                    4,442
=========================================================================
DIVERSIFIED FINANCIALS (3.6%)
    Housing Development Finance
     Corp., Ltd.                               500,876              6,230
=========================================================================
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.3%)
    Bharti Tele-Ventures Ltd.                1,330,000 (b)            860
    Mahanagar Telephone Nigam Ltd.           1,912,831              4,348
    Mahanagar Telephone Nigam Ltd.
     ADR                                        90,000                418
-------------------------------------------------------------------------
                                                                    5,626
=========================================================================
ELECTRIC UTILITIES (1.1%)
    Tata Power Co., Ltd.                       947,229              1,874
=========================================================================
ELECTRICAL EQUIPMENT (4.7%)
    Asea Brown Boveri Ltd.                     398,026        $     2,313
    Bharat Heavy Electricals Ltd.            1,732,848              5,722
-------------------------------------------------------------------------
                                                                    8,035
=========================================================================
ENERGY EQUIPMENT & SERVICES (2.2%)
    Oil & Natural Gas Corp., Ltd.              548,231              3,868
=========================================================================
FOOD PRODUCTS (4.5%)
    Britannia Industries Ltd.                  185,838              1,993
     Glaxo SmithKline Consumer
    Healthcare Ltd.                            428,496              2,366
    Nestle India Ltd.                      286,254 (b)              3,377
-------------------------------------------------------------------------
                                                                    7,736
=========================================================================
HOUSEHOLD DURABLES (0.2%)
    Samtel Colour Ltd.                         636,707                416
=========================================================================
HOUSEHOLD PRODUCTS (4.5%)
    Colgate-Palmolive (India) Ltd.             975,743              2,657
    Hindustan Lever Ltd.                     1,428,847              5,102
-------------------------------------------------------------------------
                                                                    7,759
=========================================================================
INTERNET SOFTWARE & SERVICES (0.0%)
    India Info.com PCL                         532,875 (a)             --@
=========================================================================
IT CONSULTING & SERVICES (14.6%)
    HCL Technologies Ltd.                      771,494              3,330
    Infosys Technologies Ltd.                  174,680             12,285
    Wipro Ltd.                                 220,197              6,028
    Wipro Ltd. ADR                             125,710              3,476
-------------------------------------------------------------------------
                                                                   25,119
=========================================================================
MACHINERY (1.2%)
    Cummins India Ltd.                       1,478,725              1,467
    Lakshmi Synthetic Machinery
     Manufacturers Ltd.                        137,700 (b)             17
    Punjab Tractors Ltd.                       225,619                593
    Revathi Equipment Ltd.                      18,595                 51
-------------------------------------------------------------------------
                                                                    2,128
=========================================================================
MEDIA (0.4%)
    New Delhi Television Ltd.                  333,300 (a)            698
=========================================================================
METALS & MINING (5.6%)
    Hindalco Industries Ltd.                   281,506              3,043
    National Aluminum Co., Ltd.                747,467              1,389
    Steel Authority of India Ltd.           17,853,286              2,381
    Tata Iron & Steel Co., Ltd.              1,206,400              2,897
-------------------------------------------------------------------------
                                                                    9,710
=========================================================================
OIL & GAS (4.6%)
    Bharat Petroleum Corp., Ltd.               509,788              1,812
    Hindustan Petroleum Corp.,
     Ltd.                                      712,211              2,478

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

STATEMENT OF NET ASSETS

September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)


                                                           VALUE
                                         SHARES            (000)
-------------------------------------------------------------------
OIL & GAS (CONT'D)
    Reliance Petroleum Ltd.               7,551,654 (b)  $   3,608
-------------------------------------------------------------------
                                                             7,898
===================================================================
PHARMACEUTICALS (9.1%)
    Cipla Ltd.                              212,912          4,166
    Dabur India Ltd.                      2,397,946 (b)      2,269
    Dr. Reddy's Laboratories
     Ltd.                                   194,300          3,352
    Ranbaxy Laboratories Ltd.               313,500          5,941
-------------------------------------------------------------------
                                                            15,728
===================================================================
ROAD & RAIL (4.3%)
    Container Corp. of India Ltd.         1,576,251          7,449
===================================================================
SPECIALTY RETAIL (0.7%)
    Titan Industries Ltd.                   954,074          1,126
===================================================================
TOBACCO (3.3%)
    ITC Ltd.                                420,856          5,656
===================================================================
TOTAL COMMON STOCKS
    (Cost $187,674)                                        163,905
===================================================================
                                           FACE
                                         AMOUNT
                                           (000)
-------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.7%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT (4.7%)
    J.P. Morgan Securities Inc.,
       1.87%, dated 9/30/02,
       due 10/1/02
       (Cost $8,046)                       $  8,046 (c)      8,046
===================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (0.1%)
-------------------------------------------------------------------
    Indian Rupee (Cost $248)             INR 11,966           247
===================================================================
TOTAL INVESTMENTS (99.8%)
    (Cost $195,968)                                       172,198
===================================================================
OTHER ASSETS AND LIABILITIES (0.2%)
-------------------------------------------------------------------
    Other Assets                          $     973
    Liabilities                                (635)          338
===================================================================
NET ASSETS (100%)
    Applicable to 16,092,480 issued and
       outstanding $ 0.01 par value shares
       (100,000,000 shares authorized)                 $  172,536
===================================================================
NET ASSET VALUE PER SHARE                              $    10.72
===================================================================

(a)--Investments valued at fair value. At September 30, 2002, the Fund held $2,010,000 of fair-valued securities, representing 1.2% of net assets

(b)--Non-income producing.

(c)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@--Value is less than $500.

ADR--American Depository Receipts.

GDR--Global Depository Receipts.

PCL--Public Company Limited.